Matthews Asia Small Companies Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 93.5%

	Shares	Value
CHINA/HONG KONG: 42.0%
Silergy Corp.	156,000	$5,059,970
Alphamab Oncology[b,c,d]	1,795,000	3,554,401
Jiajiayue Group Co., Ltd. A Shares	710,789	3,231,232
Kingdee International Software Group Co., Ltd.	2,088,000	2,746,437
Joyoung Co., Ltd. A Shares	693,511	2,732,104
InnoCare Pharma, Ltd.[b,c,d]	1,848,000	2,712,617
Innovent Biologics, Inc.[b,c,d]	635,500	2,651,724
Times China Holdings, Ltd.	1,589,000	2,618,446
Hua Hong Semiconductor, Ltd.[b,d]	1,245,000	2,238,573
Venus MedTech Hangzhou, Inc. H Shares[b,c,d]	375,000	2,184,897
Aoyuan Healthy Life Group Co., Ltd.[d]	2,559,000	2,118,532
Times Neighborhood Holdings, Ltd.[c,d]	2,633,326	2,078,621
JOYY, Inc.[c]	37,600	2,002,576
Mobvista, Inc.[b,d]	4,010,000	1,933,725
Centre Testing International Group Co., Ltd. A Shares	897,228	1,921,864
Zai Lab, Ltd. ADR[c]	35,700	1,837,836
Yihai International Holding, Ltd.	210,000	1,581,825
Precision Tsugami China Corp., Ltd.[d]	1,984,000	1,537,010
Hangzhou Onechance Tech Corp. A Shares[c]	47,325	1,506,750
SUNeVision Holdings, Ltd.	2,512,000	1,449,607
Vitasoy International Holdings, Ltd.	478,000	1,438,487
Airtac International Group	88,000	1,297,585
SITC International Holdings Co., Ltd.	1,386,000	1,290,110
Winning Health Technology Group Co., Ltd. A Shares	394,500	1,151,448
China Isotope & Radiation Corp.	459,400	1,149,590
Asymchem Laboratories Tianjin Co., Ltd. A Shares	46,114	1,104,903
Pharmaron Beijing Co., Ltd. H Shares[b,c,d]	92,600	593,550
Frontage Holdings Corp.[b,c,d]	412,000	164,696

Total China/Hong Kong		55,889,116

TAIWAN: 15.3%
Great Tree Pharmacy Co., Ltd.	1,246,282	3,000,976
Sunny Friend Environmental Technology Co., Ltd.	389,000	2,973,670
Chief Telecom, Inc.	276,000	2,459,116
Chroma ATE, Inc.	600,000	2,445,828
Foxsemicon Integrated Technology, Inc.	477,000	1,820,884
Global Unichip Corp.	302,000	1,819,782
Sunonwealth Electric Machine Industry Co., Ltd.	1,533,000	1,576,684
Longchen Paper & Packaging Co., Ltd.	3,936,000	1,493,868
WIN Semiconductors Corp.	159,000	1,364,577
Accton Technology Corp.	254,000	1,359,050

Total Taiwan		20,314,435

SOUTH KOREA: 12.2%
AfreecaTV Co., Ltd.	50,587	2,160,416
Chunbo Co., Ltd.	44,124	1,853,041
Douzone Bizon Co., Ltd.	27,603	1,821,571
Vitzrocell Co., Ltd.	155,874	1,766,175
Value Added Technology Co., Ltd.	95,706	1,682,162
Koentec Co., Ltd.	239,471	1,584,394
SFA Engineering Corp.	58,948	1,489,730
Yuhan Corp.	7,323	1,370,226
Koh Young Technology, Inc.	20,951	1,327,239

	Shares	Value
LEENO Industrial, Inc.	19,974	$1,218,590

Total South Korea		16,273,544

INDIA: 12.1%
Galaxy Surfactants, Ltd.[d]	130,060	2,017,991
ICICI Securities, Ltd.[b,d]	495,972	1,811,903
Amrutanjan Health Care, Ltd.	409,775	1,775,984
Zydus Wellness, Ltd.	88,257	1,511,578
DCB Bank, Ltd.	1,032,008	1,297,003
HeidelbergCement India, Ltd.	630,243	1,176,229
Shankara Building Products, Ltd.	351,683	1,030,487
Gabriel India, Ltd.	1,237,899	867,156
Cummins India, Ltd.	200,076	862,501
Elgi Equipments, Ltd.	574,042	856,889
Hexaware Technologies, Ltd.	271,615	809,708
M.M. Forgings, Ltd.	313,320	692,689
NIIT Technologies, Ltd.	35,611	539,012
Crompton Greaves Consumer Electricals, Ltd.	164,058	451,947
Thanga Mayil Jewellery, Ltd.	136,345	426,543

Total India		16,127,620

THAILAND: 3.7%
Humanica Public Co., Ltd.	10,512,500	1,948,674
AP Thailand Public Co., Ltd.	11,582,700	1,335,666
Muangthai Capital Public Co., Ltd.	905,800	959,971
Rich Sport Public Co., Ltd.	21,123,500	614,954

Total Thailand		4,859,265

VIETNAM: 3.2%
Nam Long Investment Corp.	1,778,822	1,492,927
Saigon Cargo Service Corp.	335,880	1,311,301
Ho Chi Minh City Securities Corp.	1,700,720	785,554
FPT Corp.	360,000	619,405

Total Vietnam		4,209,187

PHILIPPINES: 1.6%
Wilcon Depot, Inc.	8,186,600	2,083,246

Total Philippines		2,083,246

INDONESIA: 1.2%
PT Arwana Citramulia	62,786,500	1,350,413
PT Sarimelati Kencana[d]	8,750,100	312,974

Total Indonesia		1,663,387

MALAYSIA: 1.2%
Bursa Malaysia BHD	1,417,900	1,656,451

Total Malaysia		1,656,451

matthewsasia.com | 800.789.ASIA	1

Matthews Asia Small Companies Fund	March 31, 2020

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
SINGAPORE: 1.0%
Delfi, Ltd.	2,675,600	$1,345,942

Total Singapore		1,345,942

TOTAL INVESTMENTS: 93.5%		124,422,193
(Cost $141,992,948)

CASH AND OTHER ASSETS, LESS LIABILITIES: 6.5%		8,656,134

NET ASSETS: 100.0%		$133,078,327

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2020, the aggregate value is $17,846,086, which is 13.41% of net assets.

c	Non-income producing security.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

ADR	American Depositary Receipt

BHD	Berhad

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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